Convertible Redeemable Preferred Stock - Additional Information (Detail) - USD ($)							12 Months Ended
	Dec. 27, 2024	Dec. 31, 2022	Dec. 31, 2020	Jul. 31, 2020	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2024	May 08, 2025	Apr. 11, 2025
Preferred Stock [Line Items]
Preferred stock, shares issued							0	0
Preferred Stock, Shares Issued							0	0
Preferred Stock, Value, Issued							$ 0	$ 0
Debt Conversion, Converted Instrument, Amount							$ 1,500,000
Preferred Stock, Dividend Rate, Percentage								6.00%
Series Seed Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued						24,871,033
Shares issued, price per share						$ 0.2714
Preferred Stock Value Net Of Issuance Costs						$ 6,500,000
Preferred Stock Issuance Costs						$ 200,000
Preferred Stock, Shares Issued						24,871,033
Series Seed II Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			27,499,984	13,749,989	13,749,995
Shares issued, price per share			$ 0.38
Preferred Stock Value Net Of Issuance Costs				$ 5,200,000	$ 5,200,000
Preferred Stock Issuance Costs					$ 40,000
Preferred Stock, Shares Issued			27,499,984	13,749,989	13,749,995
Series A Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			101,515,976
Shares issued, price per share			$ 0.3628
Preferred Stock Value Net Of Issuance Costs			$ 36,700,000
Preferred Stock Issuance Costs			$ 200,000
Preferred Stock, Shares Issued			101,515,976
Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued		107,814,417					6,141,902
Shares issued, price per share		$ 1.0176
Preferred Stock Value Net Of Issuance Costs		$ 107,400,000
Preferred Stock, Shares Issued		107,814,417					6,141,902
Preferred Stock, Value, Issued		$ 109,700,000
Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued		32,419,574
Shares issued, price per share		$ 0.642
Preferred Stock Value Net Of Issuance Costs		$ 33,000,000
Preferred Stock, Shares Issued		32,419,574
Preferred Stock, Value, Issued		$ 20,800,000
Series C Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	20,508,938								4,858,933	35,032,081
Shares issued, price per share	$ 1.234								$ 1.234	$ 1.234
Preferred Stock Issuance Costs							$ 0
Preferred Stock, Shares Issued	20,508,938								4,858,933	35,032,081
Preferred Stock, Value, Issued	$ 25,300,000								$ 6,000,000	$ 43,200,000
Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	22,869,771
Shares issued, price per share	$ 1.05
Preferred Stock, Shares Issued	22,869,771
Series B and Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued							0
Preferred Stock Issuance Costs		$ 1,900,000
Preferred Stock, Shares Issued							0
Simple Agreements For Future Equity [Member]
Preferred Stock [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 26,400,000
Series C and Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock Issuance Costs	$ 2,800,000